LONG-TERM BORROWING FROM THIRD PARTY - loan agreement of long-term borrowing (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Apr. 05, 2017 CNY (¥)	Apr. 05, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Amount	¥ 39,205	$ 6,026	¥ 39,205		¥ 0
Original Amount				$ 6,000
Long-term Loan [Member]
Date	Apr. 05, 2017
Borrower	Ambow Education Holding Ltd.
Lender	Sino Accord
Amount | ¥	¥ 39,205
Original Amount		$ 6,000
Annual Interest Rate	0.00%	0.00%
Repayment Due Date	Apr. 04, 2019